Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/30/2020
Distribution Date:	8/14/2020

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law.  This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.   We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 2,000,000,000	1.50516	$3,010,325,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Fixed(1)	CHF 830,000,000	1.38151	$1,146,656,000	November 19, 2025	0.200%	Fixed
SERIES CBL24 - 5 Year Fixed(1)	EUR 1,250,000,000	1.52780	$1,909,750,000	January 11, 2024	0.250%	Fixed
SERIES CBL25 - 7 Year Fixed(1)	EUR 1,500,000,000	1.45010	$2,175,150,000	January 14, 2027	0.010%	Fixed
SERIES CBL26 - 5 Year Fixed(1)	EUR 1,250,000,000	1.55310	$1,941,375,000	March 18, 2025	0.010%	Fixed
SERIES CBL27 - 8 Year Fixed(1)	CHF 180,000,000	1.46683	$264,030,000	April 3, 2028	0.298%	Fixed
SERIES CBL28 - 2 Year Fixed(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	March 22, 2022	2.394%	Fixed
SERIES CBL29 - 3 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	March 22, 2023	3 Mth CDOR + 1.65%	Float
SERIES CBL30 - 3 Year Fixed(1)	USD 900,000,000	1.43020	$1,287,180,000	March 31, 2023	1.500%	Fixed
SERIES CBL31 - 2.5 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	October 20, 2022	3 Mth CDOR + 0.67%	Float
SERIES CBL32 - 2.25 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	August 22, 2022	3 Mth CDOR + 0.67%	Float

Total Outstanding under the Global Registered Covered Bond Program			$59,556,462,600

OSFI Covered Bond Ratio Limit(2)	5.50%	OSFI Covered Bond Ratio(2)	2.52%
OSFI Temporary Covered Bond Ratio Limit(2)**	10.00%	OSFI Temporary Covered Bond Ratio(2)	5.08%

Series Ratings	Moody's	Fitch	DBRS
CBL3	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA
CBL24	Aaa	AAA	AAA
CBL25	Aaa	AAA	AAA
CBL26	Aaa	AAA	AAA
CBL27	Aaa	AAA	AAA
CBL28	N/A	AAA	AAA
CBL29	N/A	AAA	AAA
CBL30	Aaa	AAA	AAA
CBL31	N/A	AAA	AAA
CBL32	N/A	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency; for AUD, BTA Institutional Services Australia Limited; for CHF, Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Per OSFI’s Revised Covered Bond Limit Calculation letter dated May 23rd, 2019, the OSFI Covered Bond Ratio refers to total assets pledged for covered bonds relative to total on-balance sheet assets. Total on-balance sheet assets are as at April 30, 2020.
* For purpose of accessing central bank facilities.
** On March 27, 2020, OSFI announced that the covered bond ratio limit is temporarily increased to 10% to enable access to Bank of Canada facilities, while the maximum covered bond assets encumbered relating to market instruments remains limited to 5.5% of an issuer`s on-balance sheet.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/30/2020
Distribution Date:	8/14/2020

Supplementary Information (continued)

	Moody's	Fitch	DBRS	S&P
The Bank of Nova Scotia's Credit Ratings(1)
Senior Debt	Aa2	AA	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Negative	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	AA (dcr)	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider

	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (The Bank of Nova Scotia)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (The Bank of Nova Scotia)	P-2 (cr)	F2	BBB (low)
Servicer (The Bank of Nova Scotia)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (The Bank of Nova Scotia)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (The Bank of Nova Scotia)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (The Bank of Nova Scotia, Credit Suisse AG, BTA Institutional Services Australia Limited)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.
P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating

Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.
P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1 (middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:

	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default	Nil
Guarantor Event of Default	Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.
(2) Non-viability contingent capital (NVCC)
(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/30/2020
Distribution Date:	8/14/2020

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds	$59,556,462,600

A = Lesser of (i) LTV Adjusted Loan Balance and	73,517,769,720	A (i)	77,484,932,760
(ii) Asset Percentage Adjusted Loan Balance		A (ii)	73,517,769,720
B = Principal Receipts up to Calculation Date not otherwise applied	-	Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan	-	Maximum Asset Percentage:	95.0%
D = Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Negative Carry Factor Calculation	753,794,067
Total: A + B + C + D + E - F	72,763,975,652

Asset Coverage Test	PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:	103.0%
Level of Overcollateralization(3)	106.4%

Valuation Calculation (1)

Trading Value of Covered Bond(4)	62,009,752,236
-
A = lesser of (i) Present Value of outstanding loan balance of	77,787,303,856
Performing Eligible Loans(5) and (ii) 80% of Market Value of	-
properties securing Performing Eligible Loans	-
B = Principal Receipts up to Calculation Date not otherwise applied	-
C = Cash Capital Contributions and advances under Intercompany Loan	-
D = Trading Value of Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Trading Value of Swap Collateral	-
Total: A + B + C + D + E + F	77,787,303,856

Intercompany Loan Balance

Guarantee Loan	62,731,421,604
Demand Loan	15,822,588,000
Total	78,554,009,604

Portfolio Losses(6)

Period End	Write off Amounts	Loss Percentage (annualized)
July 30, 2020	N/A	N/A

Portfolio Flow of Funds

	7/30/2020		6/29/2020
Cash Inflows
Principal Receipts	987,024,876.95	(7)	897,076,672.88	(7)
Sale of Loans	46,277,956.93		138,408,271.29
Revenue Receipts	164,684,768.74		172,107,869.96
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows	-		-
Swap Payment	-		-
Intercompany Loan Interest	(164,130,911.91)	(8)	(172,036,586.86)	(9)
Purchase of Loans	(68,537,930.82)		(62,370,100.40)
Intercompany Loan Repayment	(964,764,903.06)	(7)(8)	(973,114,843.77)	(7)(9)
Distribution to Partners	-		-
Other Inflows / Outflows(10)	(61.32)		(23.85)
Net Inflows/(Outflows)	553,795.51		71,259.25

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).
(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.
(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.
(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.
(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.7471%.
(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2019 for details on impaired loans and Scotiabank’s residential mortgage portfolio.
(7) Includes Capitalized interest on loans acquired by Guarantor LP via draw on the Intercompany Loan. Amounts drawn by the Guarantor LP on the Intercompany Loan in respect of Capitalized Interest are included in the Intercompany Loan Principal Repayment.
(8) This amount is to be paid out on August 17th, 2020.
(9) This amount was paid out on July 17th, 2020.
(10) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/30/2020
Distribution Date:	8/14/2020

Portfolio Summary Statistics

Previous Month Ending Balance	$ 78,357,967,565
Current Month Ending Balance (1)	$ 77,396,822,127
Number of Mortgage Loans in Pool	287,310
Average Loan Size	$269,384
Number of Primary Borrowers	254,559
Number of Properties	260,357

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	56.21%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	65.77%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	73.28%
Weighted Average Seasoning of Loans in the Portfolio	22.98	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.77%
Weighted Average Original Term of Loans in the Portfolio	54.77	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	31.79	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	30.38	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)(7)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	287,281	99.99%	77,389,277,794	99.99%
30 to 59 Days Past Due	23	0.01%	6,683,667	0.01%
60 to 89 Days Past Due	6	0.00%	860,667	0.00%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	287,310	100.00%	77,396,822,127	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	29,495	10.27%	7,174,369,906	9.27%
British Columbia	48,933	17.03%	17,257,559,652	22.30%
Manitoba	5,480	1.91%	883,101,924	1.14%
New Brunswick	6,479	2.26%	665,199,362	0.86%
Newfoundland	6,933	2.41%	957,882,478	1.24%
Northwest Territories	78	0.03%	17,932,599	0.02%
Nova Scotia	9,825	3.42%	1,317,324,125	1.70%
Nunavut	-	0.00%	-	0.00%
Ontario	167,350	58.25%	46,589,166,934	60.20%
Prince Edward Island	1,429	0.50%	179,627,403	0.23%
Quebec	3,006	1.05%	722,249,843	0.93%
Saskatchewan	7,827	2.72%	1,528,563,832	1.97%
Yukon	475	0.17%	103,844,070	0.13%
Total	287,310	100.00%	77,396,822,127	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	3,076	1.07%	987,534,769	1.28%
599 or less	1,460	0.51%	356,631,321	0.46%
600 - 650	7,463	2.60%	2,114,734,723	2.73%
651 - 700	20,018	6.97%	5,697,924,907	7.36%
701 - 750	38,331	13.34%	10,867,326,797	14.04%
751 - 800	56,456	19.65%	16,315,580,531	21.08%
801 and Above	160,506	55.87%	41,057,089,079	53.05%
Total	287,310	100.00%	77,396,822,127	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.
(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan,  or subsequently thereto).
(6) Refer to footnote (6) on page 3 of this Investor Report.
(7) Includes accounts that have requested a deferral that is yet to be processed.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/30/2020
Distribution Date:	8/14/2020

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	248,991	86.66%	64,497,602,001	83.33%
Variable	38,319	13.34%	12,899,220,127	16.67%
Total	287,310	100.00%	77,396,822,127	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	211,742	73.70%	49,547,007,147	64.02%
Non-STEP	75,568	26.30%	27,849,814,981	35.98%
Total	287,310	100.00%	77,396,822,127	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	15,042	5.24%	3,268,649,587	4.22%
Owner Occupied	272,268	94.76%	74,128,172,541	95.78%
Total	287,310	100.00%	77,396,822,127	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	66,958	23.31%	20,610,976,326	26.63%
2.5000 - 2.9999	134,964	46.98%	35,794,861,445	46.25%
3.0000 - 3.4999	53,890	18.76%	13,980,443,065	18.06%
3.5000 - 3.9999	30,086	10.47%	6,780,131,436	8.76%
4.0000 - 4.4999	930	0.32%	146,698,989	0.19%
4.5000 - 4.9999	236	0.08%	36,436,412	0.05%
5.0000 - 5.4999	37	0.01%	4,222,875	0.01%
5.5000 and Above	209	0.07%	43,051,580	0.06%
Total	287,310	100.00%	77,396,822,127	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	25,614	8.92%	2,138,284,551	2.76%
20.01-25.00	11,093	3.86%	1,615,998,799	2.09%
25.01-30.00	13,280	4.62%	2,340,905,357	3.02%
30.01-35.00	16,173	5.63%	3,296,598,326	4.26%
35.01-40.00	19,105	6.65%	4,386,178,385	5.67%
40.01-45.00	22,204	7.73%	5,538,281,257	7.16%
45.01-50.00	24,807	8.63%	6,680,579,186	8.63%
50.01-55.00	25,678	8.94%	7,301,171,505	9.43%
55.01-60.00	26,753	9.31%	8,043,074,630	10.39%
60.01-65.00	25,905	9.02%	8,290,499,997	10.71%
65.01-70.00	24,591	8.56%	8,606,482,533	11.12%
70.01-75.00	25,416	8.85%	9,377,547,813	12.12%
75.01-80.00	22,103	7.69%	8,182,175,617	10.57%
80.01-90.00	4,228	1.47%	1,492,091,938	1.93%
90.01-100.00	233	0.08%	66,813,466	0.09%
Over 100.00	127	0.04%	40,138,766	0.05%
Total	287,310	100.00%	77,396,822,127	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.
(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/30/2020
Distribution Date:	8/14/2020

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	37,678	13.11%	7,765,216,674	10.03%
12.00 - 23.99	70,933	24.69%	17,387,303,321	22.47%
24.00 - 35.99	71,254	24.80%	19,797,232,572	25.58%
36.00 - 41.99	36,407	12.67%	10,555,014,859	13.64%
42.00 - 47.99	19,941	6.94%	6,083,817,546	7.86%
48.00 - 53.99	22,504	7.83%	8,105,524,952	10.47%
54.00 - 59.99	22,296	7.76%	6,135,437,282	7.93%
60.00 - 65.99	5,886	2.05%	1,482,141,664	1.91%
66.00 - 71.99	52	0.02%	9,629,390	0.01%
72.00 and Above	359	0.12%	75,503,865	0.10%
Total	287,310	100.00%	77,396,822,127	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	61,669	21.46%	3,622,386,741.20	4.68%
100,000 - 149,999	37,236	12.96%	4,667,468,875.97	6.03%
150,000 - 199,999	35,081	12.21%	6,134,516,598.68	7.93%
200,000 - 249,999	31,475	10.96%	7,077,726,097.47	9.14%
250,000 - 299,999	26,564	9.25%	7,288,418,005.94	9.42%
300,000 - 349,999	21,185	7.37%	6,867,069,373.84	8.87%
350,000 - 399,999	16,458	5.73%	6,157,991,287.80	7.96%
400,000 - 449,999	12,168	4.24%	5,162,250,662.42	6.67%
450,000 - 499,999	9,803	3.41%	4,650,302,320.92	6.01%
500,000 - 549,999	7,535	2.62%	3,950,060,533.09	5.10%
550,000 - 599,999	6,227	2.17%	3,575,468,058.26	4.62%
600,000 - 649,999	4,505	1.57%	2,810,428,254.10	3.63%
650,000 - 699,999	3,441	1.20%	2,320,779,160.54	3.00%
700,000 - 749,999	2,645	0.92%	1,917,369,280.20	2.48%
750,000 - 799,999	2,227	0.78%	1,724,258,779.96	2.23%
800,000 - 849,999	1,752	0.61%	1,443,762,575.78	1.87%
850,000 - 899,999	1,448	0.50%	1,265,106,402.41	1.63%
900,000 - 949,999	1,192	0.41%	1,101,930,502.06	1.42%
950,000 - 999,999	902	0.31%	878,662,263.89	1.14%
1,000,000 or Greater	3,797	1.32%	4,780,866,352.92	6.18%
Total	287,310	100.00%	77,396,822,127	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	48,081	16.73%	12,051,824,375	15.57%
Single Family	233,617	81.31%	63,787,297,919	82.42%
Multi Family	4,849	1.69%	1,394,586,366	1.80%
Other	763	0.27%	163,113,468	0.21%
Total	287,310	100.00%	77,396,822,127	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/30/2020
Distribution Date:	8/14/2020

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)

Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	97,580,321	76,465,535	98,768,987	133,130,208	155,074,420	206,075,778	263,653,323	322,415,430	452,557,555	557,365,096	753,937,814	1,214,880,242	2,095,901,487	686,664,138	40,150,742	19,748,831	7,174,369,906	9.27%
Alberta	Current and Less Than 30 Days Past Due	97,580,321	76,465,535	98,768,987	133,130,208	155,074,420	206,075,778	263,653,323	322,415,430	452,136,289	557,365,096	753,937,814	1,214,880,242	2,095,901,487	686,150,514	40,150,742	19,748,831	7,173,435,016	99.99%
Alberta	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	421,266	-	-	-	-	364,287	-	-	785,553	0.01%
Alberta	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	149,337	-	-	149,337	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	502,098,429	369,491,581	506,161,155	734,538,746	1,007,522,626	1,215,782,542	1,430,148,623	1,566,622,323	1,762,977,068	1,860,168,767	1,715,274,751	1,815,381,093	2,272,281,590	488,344,775	5,575,736	5,189,849	17,257,559,652	22.30%
	Current and Less Than 30 Days Past Due	501,974,251	369,491,581	506,161,155	734,538,746	1,007,139,570	1,215,380,173	1,430,148,623	1,566,622,323	1,762,977,068	1,860,168,767	1,715,132,347	1,815,381,093	2,272,281,590	488,344,775	5,575,736	5,189,849	17,256,507,646	99.99%
British Columbia	30 to 59 Days Past Due	124,177	-	-	-	383,056	402,369	-	-	-	-	142,404	-	-	-	-	-	1,052,006	0.01%
British Columbia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	13,961,812	11,055,628	14,356,005	22,581,002	26,962,852	33,157,671	54,048,572	63,173,392	78,939,486	106,754,375	148,567,957	155,109,278	143,854,284	10,325,474	254,135	-	883,101,924	1.14%
Manitoba	Current and Less Than 30 Days Past Due	13,961,812	11,055,628	14,356,005	22,581,002	26,962,852	33,157,671	54,048,572	63,173,392	78,939,486	106,754,375	148,567,957	155,109,278	143,854,284	10,325,474	254,135	-	883,101,924	100.00%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	14,879,405	10,136,766	16,414,403	21,877,837	36,741,294	45,918,271	67,814,775	80,306,610	66,734,590	75,526,066	71,359,298	96,992,435	59,836,228	661,383	-	-	665,199,362	0.86%
New Brunswick	Current and Less Than 30 Days Past Due	14,879,405	10,136,766	16,414,403	21,877,837	36,741,294	45,918,271	67,766,767	80,306,610	66,734,590	75,526,066	71,359,298	96,992,435	59,836,228	661,383	-	-	665,151,355	99.99%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	-	48,007	-	-	-	-	-	-	-	-	-	48,007	0.01%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	12,971,086	10,964,103	16,662,789	24,519,579	32,034,680	49,786,534	63,863,833	108,052,068	192,229,299	191,591,038	40,568,853	47,658,050	95,954,017	70,647,378	379,170	-	957,882,478	1.24%
Newfoundland	Current and Less Than 30 Days Past Due	12,971,086	10,964,103	16,662,789	24,519,579	32,034,680	49,786,534	63,863,833	108,052,068	192,229,299	191,591,038	40,568,853	47,658,050	95,954,017	70,647,378	379,170	-	957,882,478	100.00%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	444,721	432,992	266,201	783,936	1,560,538	812,862	1,404,409	1,277,001	1,622,381	3,183,713	3,053,350	1,519,793	1,570,703	-	-	-	17,932,599	0.02%
North West Territories	Current and Less Than 30 Days Past Due	444,721	432,992	266,201	783,936	1,560,538	812,862	1,404,409	1,277,001	1,622,381	3,183,713	3,053,350	1,519,793	1,570,703	-	-	-	17,932,599	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	24,839,818	18,938,853	26,486,698	39,595,458	56,034,698	69,055,989	102,287,800	134,317,432	177,169,805	214,003,266	178,523,698	174,916,699	100,000,815	192,339	960,759	-	1,317,324,125	1.70%
Nova Scotia	Current and Less Than 30 Days Past Due	24,833,343	18,938,853	26,486,698	39,595,458	56,034,698	69,055,989	102,287,800	134,317,432	177,169,805	214,003,266	178,523,698	174,916,699	100,000,815	192,339	960,759	-	1,317,317,650	100.00%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	60 to 89 Days Past Due	6,475	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	6,475	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-		-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	1,434,609,124	1,087,461,422	1,618,748,479	2,250,536,749	2,983,111,069	3,791,314,822	4,499,542,245	4,754,077,116	5,071,686,789	4,991,656,110	5,403,191,945	5,413,212,935	3,027,778,870	228,143,610	19,081,650	15,013,998	46,589,166,934	60.20%
Ontario	Current and Less Than 30 Days Past Due	1,434,560,819	1,087,278,854	1,618,676,559	2,250,536,749	2,981,794,926	3,790,451,666	4,499,309,230	4,753,386,723	5,071,686,789	4,991,365,184	5,403,191,945	5,413,212,935	3,026,680,465	228,143,610	19,081,650	15,013,998	46,584,372,102	99.99%
Ontario	30 to 59 Days Past Due	-	-	71,920	-	1,316,143	863,156	233,016	257,451	-	290,926	-	-	1,098,405	-	-	-	4,131,018	0.01%
Ontario	60 to 89 Days Past Due	48,306	182,568	-	-	-	-	-	432,942	-	-	-	-	-	-	-	-	663,815	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	3,993,365	2,647,947	3,419,721	6,235,161	9,363,986	9,735,909	18,962,251	14,219,852	15,741,947	20,002,373	23,607,383	34,153,933	17,543,575	-	-	-	179,627,403	0.23%
Prince Edward Island	Current and Less Than 30 Days Past Due	3,993,365	2,647,947	3,419,721	6,235,161	9,363,986	9,735,909	18,962,251	14,219,852	15,741,947	20,002,373	23,607,383	34,153,933	17,543,575	-	-	-	179,627,403	100.00%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	6,645,233	7,373,688	7,528,104	15,409,902	18,321,163	23,201,307	30,012,751	42,681,887	42,174,113	60,176,282	82,059,016	164,761,099	214,498,114	6,809,821	411,274	186,089	722,249,843	0.93%
Quebec	Current and Less Than 30 Days Past Due	6,645,233	7,373,688	7,528,104	15,409,902	18,321,163	23,201,307	30,012,751	42,681,887	42,174,113	60,176,282	82,059,016	164,761,099	214,253,297	6,809,821	411,274	186,089	722,005,025	99.97%
Quebec	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	244,818	-	-	-	244,818	0.03%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	23,929,428	19,011,799	29,130,965	44,015,416	54,477,172	85,529,533	140,448,798	208,201,918	170,996,076	197,948,414	172,759,227	240,662,544	141,149,523	303,020	-	-	1,528,563,832	1.97%
Saskatchewan	Current and Less Than 30 Days Past Due	23,929,428	19,011,799	29,089,925	44,015,416	54,477,172	85,529,533	140,448,798	208,073,267	170,996,076	197,948,414	172,465,612	240,662,544	141,149,523	303,020	-	-	1,528,100,527	99.97%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	-	-	-	128,651	-	-	293,614	-	-	-	-	-	422,265	0.03%
Saskatchewan	60 to 89 Days Past Due	-	-	41,040	-	-	-	-	-	-	-	-	-	-	-	-	-	41,040	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,331,811	2,018,484	2,961,851	3,374,334	4,973,886	7,910,039	8,391,808	5,826,476	10,245,521	12,124,498	13,579,242	18,299,709	11,806,411	-	-	-	103,844,070	0.13%
Yukon	Current and Less Than 30 Days Past Due	2,331,811	2,018,484	2,961,851	3,374,334	4,973,886	7,910,039	8,391,808	5,826,476	10,245,521	12,124,498	13,579,242	18,299,709	11,806,411	-	-	-	103,844,070	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	2,138,284,551	1,615,998,799	2,340,905,357	3,296,598,326	4,386,178,385	5,538,281,257	6,680,579,186	7,301,171,505	8,043,074,630	8,290,499,997	8,606,482,533	9,377,547,813	8,182,175,617	1,492,091,938	66,813,466	40,138,766	77,396,822,127	100.00%
	Current and Less Than 30 Days Past Due	2,138,105,593	1,615,816,231	2,340,792,397	3,296,598,326	4,384,479,187	5,537,015,732	6,680,298,163	7,300,352,461	8,042,653,364	8,290,209,070	8,606,046,515	9,377,547,813	8,180,832,394	1,491,578,315	66,813,466	40,138,766	77,389,277,794	99.99%
	30 to 59 Days Past Due	124,177	-	71,920	-	1,699,198	1,265,525	281,023	386,102	421,266	290,926	436,018	-	1,343,223	364,287	-	-	6,683,667	0.01%
	60 to 89 Days Past Due	54,781	182,568	41,040	-	-	-	-	432,942	-	-	-	-	-	149,337	-	-	860,667	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.
(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.
(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/30/2020
Distribution Date:	8/14/2020

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	22,766,244	18,903,599	24,421,351	34,617,919	40,944,148	55,243,488	57,721,340	77,568,669	98,239,654	117,979,335	119,220,449	148,463,529	146,936,178	23,562,757	-	946,111	987,534,769	1.28%
<=599	4,563,483	7,074,023	6,353,960	14,342,373	20,689,677	29,050,954	29,027,388	30,474,724	39,507,841	33,725,757	36,086,359	54,388,210	42,029,190	8,562,192	755,190	-	356,631,321	0.46%
600-650	17,034,505	13,234,489	29,529,614	49,016,199	72,957,129	115,178,764	151,896,855	199,669,271	233,070,732	256,209,936	283,736,364	337,122,997	295,863,916	57,418,224	1,594,282	1,201,447	2,114,734,723	2.73%
651-700	64,414,703	52,550,904	91,405,623	147,231,540	239,460,075	328,995,932	423,016,564	524,081,935	630,053,807	689,198,073	715,577,161	833,114,607	801,153,388	142,562,686	9,004,911	6,102,999	5,697,924,907	7.36%
701-750	167,621,512	135,202,153	227,034,124	331,665,819	484,138,913	678,995,823	916,858,794	989,442,240	1,173,336,431	1,278,966,803	1,383,652,902	1,512,757,390	1,346,037,611	221,927,629	10,923,021	8,765,633	10,867,326,797	14.04%
751-800	290,666,642	243,002,262	376,831,541	569,036,894	799,958,920	1,059,880,043	1,368,049,615	1,526,084,984	1,780,540,422	1,830,405,105	1,944,905,126	2,194,052,665	1,956,788,244	352,323,691	13,276,510	9,777,867	16,315,580,531	21.08%
>800	1,571,217,462	1,146,031,370	1,585,329,144	2,150,687,583	2,728,029,524	3,270,936,252	3,734,008,630	3,953,849,681	4,088,325,744	4,084,014,987	4,123,304,172	4,297,648,415	3,593,367,092	685,734,759	31,259,552	13,344,711	41,057,089,079	53.05%
Total	2,138,284,551	1,615,998,799	2,340,905,357	3,296,598,326	4,386,178,385	5,538,281,257	6,680,579,186	7,301,171,505	8,043,074,630	8,290,499,997	8,606,482,533	9,377,547,813	8,182,175,617	1,492,091,938	66,813,466	40,138,766	77,396,822,127	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(3) The methodology used in this table aggregates STEP Loans secured by the same property.